Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Group Reports Income Taxes in the Income Statement

The Group reports income taxes in the income statement as detailed below:

(€‘000)	For the year ended December 31,
	2017	2016	2015
Current tax (expense) / income	1	6	—
Deferred tax (expense) / income	—	—	—
Total income tax (expense) / income in profit or loss	1	6	—